united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	3/31

Date of reporting period:	09/30/20

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Absolute Core Strategy ETF (ABEQ)

NYSE Arca, Inc.

Semi-Annual Report
September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You will need to contact your financial intermediary to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

Absolute Investment Advisers LLC
4 North Street, Suite 2
Hingham, MA 02043

Telephone: 1-833-CORE ETF (267-3383)

Investment Results (Unaudited)

Total Returns(a)
(for the periods ended September 30, 2020)

	Six Months	Since Inception January 21, 2020
Absolute Core Strategy ETF — NAV	16.07%	-6.50%
Absolute Core Strategy ETF — Market	15.86%	-6.34%
S&P 500 Total Return Index(b)	31.31%	2.63%

Expense Ratios(c)
Gross	1.87%
With Applicable Waivers	0.88%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Absolute Core Strategy ETF (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) 267-3383.

(a)

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total returns for periods less than one year are not annualized.

(b)

The S&P 500 Index (“Index”) is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)

The expense ratios are from the Fund’s prospectus dated July 29, 2020. Absolute Investment Advisers, LLC (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.85% through July 31, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios as of September 30, 2020 can be found in the financial highlights.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month by calling (833) 267-3383.

The Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC.

1

Portfolio Illustration (Unaudited)

September 30, 2020

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Absolute Core Strategy ETF Holdings as of September 30, 2020(a)

(a)	As a percent of net assets.

The investment objective of the Absolute Core Strategy ETF (the “Fund”) is positive absolute returns.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available at the SEC’s website at www.sec.gov.

2

Absolute Core Strategy ETF
Schedule of Investments (Unaudited)

September 30, 2020

	Shares	Fair Value
Common Stocks — 71.47%

Canada — 13.25%
Energy — 3.55%
Enbridge, Inc.	37,590	$1,097,628

Materials — 9.70%
Agnico Eagle Mines Ltd.	17,533	1,395,801
Barrick Gold Corp.	44,832	1,260,227
Pan American Silver Corp.	10,551	339,215
		2,995,243
Total Canada		4,092,871

Ireland — 2.25%
Health Care — 2.25%
Medtronic PLC	6,680	694,186

Total Ireland		694,186

United Kingdom — 4.09%
Consumer Staples — 4.09%
Diageo PLC - ADR	3,800	523,108
Unilever plc - ADR	12,004	740,407

Total United Kingdom		1,263,515

United States — 51.88%
Communications — 1.85%
Comcast Corp., Class A	12,326	570,201

Consumer Discretionary — 4.13%
Graham Holdings Company, Class B	753	304,295
Starbucks Corp.	6,756	580,476
TJX Cos., Inc. (The)	7,028	391,108
		1,275,879
Consumer Staples — 2.88%
Ingredion, Inc.	11,744	888,786

Financials — 16.31%
Alleghany Corp.(a)	1,205	627,142
Berkshire Hathaway, Inc., Class B(a)	11,554	2,460,308
Loews Corp.	33,569	1,166,523
Travelers Cos., Inc. (The)	7,223	781,456
		5,035,429

See accompanying notes which are an integral part of these financial statements.	3

Absolute Core Strategy ETF
Schedule of Investments (Unaudited) (continued)

September 30, 2020

	Shares	Fair Value
Common Stocks — (continued)

United States — (continued)
Health Care — 4.54%
Pfizer, Inc.	27,670	$1,015,489
UnitedHealth Group, Inc.	1,242	387,218
		1,402,707
Industrials — 3.85%
Expeditors International of Washington, Inc.	3,955	358,007
HD Supply Holdings, Inc.(a)	20,135	830,367
		1,188,374
Materials — 7.17%
Corteva, Inc.	30,087	866,806
DuPont de Nemours, Inc.	24,261	1,346,001
		2,212,807
Real Estate — 3.32%
Equity Commonwealth	29,722	791,497
Jones Lang LaSalle, Inc.	2,451	234,463
		1,025,960
Technology — 5.93%
Cerner Corp.	13,156	951,047
Cisco Systems, Inc.	11,794	464,566
Guidewire Software, Inc.(a)	4,000	417,080
		1,832,693
Utilities — 1.90%
Dominion Resources, Inc.	7,431	586,529

Total United States		16,019,365

TOTAL COMMON STOCKS
(Cost $20,089,203)		22,069,937

Total Investments — 71.47%
(Cost $20,089,203)		22,069,937

Other Assets in Excess of Liabilities — 28.53%		8,809,781

Net Assets — 100.00%		$30,879,718

(a)	Non-income producing security.

ADR - American Depositary Receipt.

4	See accompanying notes which are an integral part of these financial statements.

Absolute Core Strategy ETF
Statement of Assets and Liabilities (Unaudited)

September 30, 2020

Assets
Investments in securities, at fair value (cost $20,089,203)	$22,069,937
Cash	8,491,668
Receivable for fund shares sold	376,546
Dividends receivable	126,203
Tax reclaims receivable	9,624
Total Assets	31,073,978
Liabilities
Payable for investments purchased	169,785
Payable to Adviser, net of waiver	3,844
Payable to Administrator	6,829
Payable to trustees	1,104
Other accrued expenses	12,698
Total Liabilities	194,260
Net Assets	$30,879,718
Net Assets consist of:
Paid-in capital	29,978,017
Accumulated earnings	901,701
Net Assets	$30,879,718
Shares outstanding (unlimited number of shares authorized, no par value)	1,325,000
Net asset value per share	$23.31

See accompanying notes which are an integral part of these financial statements.	5

Absolute Core Strategy ETF
Statement of Operations (Unaudited)

For the six months ended September 30, 2020

Investment Income
Dividend income (net of foreign taxes withheld of $12,435)	$309,854
Total investment income	309,854
Expenses
Adviser	119,445
Administration	26,563
Chief Compliance Officer	13,787
Legal	11,419
Audit and tax	9,326
Trustee	7,505
Report printing	6,098
Transfer agent	5,433
Custodian	5,014
Pricing	319
Miscellaneous	15,311
Total expenses	220,220
Fees waived by Adviser	(100,575)
Net operating expenses	119,645
Net investment income	190,209
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(472,041)
Foreign currency translations	751
Change in unrealized appreciation (depreciation) on:
Investment securities	4,150,671
Foreign currency translations	(2)
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	3,679,379
Net increase in net assets resulting from operations	$3,869,588

6	See accompanying notes which are an integral part of these financial statements.

Absolute Core Strategy ETF
Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2020 (Unaudited)	For the Period Ended March 31, 2020 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$190,209	$27,729
Net realized loss on investment securities and foreign currency translations	(471,290)	(744,558)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	4,150,669	(2,169,937)
Net increase (decrease) in net assets resulting from operations	3,869,588	(2,886,766)
Distributions to Shareholders From:
Earnings	(81,121)	—
Total distributions	(81,121)	—
Capital Transactions
Proceeds from shares sold	7,822,862	25,037,624
Amount paid for shares redeemed	(2,882,469)	—
Net increase in net assets resulting from capital transactions	4,940,393	25,037,624
Total Increase in Net Assets	8,728,860	22,150,858
Net Assets
Beginning of period	$22,150,858	$—
End of period	$30,879,718	$22,150,858
Share Transactions
Shares sold	350,000	1,100,000
Shares redeemed	(125,000)	—
Net increase in shares outstanding	225,000	1,100,000

(a)	For the period January 21, 2020 (commencement of operations) to March 31, 2020.

See accompanying notes which are an integral part of these financial statements.	7

Absolute Core Strategy ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended September 30, 2020 (Unaudited)		For the Period Ended March 31, 2020(a)
Selected Per Share Data:
Net asset value, beginning of period	$20.14		$25.00
Investment operations:
Net investment income	0.14		0.03
Net realized and unrealized gain (loss) on investments	3.09		(4.89)
Total from investment operations	3.23		(4.86)
Less distributions to shareholders from:
Net investment income	(0.06)		—
Total distributions	(0.06)		—
Net asset value, end of period	$23.31		$20.14
Market price, end of period	$23.31		$20.21
Total Return(b)	16.07	%(c)	(19.44	)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$30,880		$22,151
Ratio of net expenses to average net assets	0.85	%(d)	0.85	%(d)
Ratio of expenses to average net assets before waiver and reimbursement	1.56	%(d)	3.88	%(d)
Ratio of net investment income to average net assets	1.35	%(d)	1.40	%(d)
Portfolio turnover rate(e)	27	%(c)	30	%(c)

(a)	For the period January 21, 2020 (commencement of operations) to March 31, 2020.
(b)

Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

8	See accompanying notes which are an integral part of these financial statements.

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited)

September 30, 2020

NOTE 1. ORGANIZATION

Absolute Core Strategy ETF (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on August 20, 2019. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Absolute Investment Advisers LLC (the “Adviser”). The Adviser has retained St. James Investment Company, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Fund. The investment objective of the Fund is to provide positive absolute returns.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates

9

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)

September 30, 2020

on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended September 30, 2020, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

10

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)

September 30, 2020

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least semi-annually. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

11

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)

September 30, 2020

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser and/or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser and/or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

12

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)

September 30, 2020

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$22,069,937	$—	$—	$22,069,937
Total	$22,069,937	$—	$—	$22,069,937

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended September 30, 2020, before the waiver described below, the Adviser earned a fee of $119,445 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.85% of the Fund’s average daily net assets through July 31, 2023. For the six months ended September 30, 2020, the Adviser waived fees of $100,575.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of September 30,

13

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)

September 30, 2020

2020 the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable through
March 31, 2023	$59,995
September 30, 2023	100,575

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Fund with administration, fund accounting and compliance services, including all regulatory reporting. For the six months ended September 30, 2020, the Administrator earned fees of $26,563 for administration services and $13,787 for compliance services. At September 30, 2020, the Fund owed the Administrator $6,829 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,290 per fund from the Trust, except that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,740 per fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Northern Lights Distributors, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. The Distributor is an affiliate of the Administrator. Certain officers of the Trust are members of management and/or employees of the Distributor or Administrator. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, purchases and sales of investment securities, excluding in-kind transactions and short-term investments, were $5,430,594 and $10,087,674, respectively.

For the six months ended September, 2020, purchases and sales for in-kind transactions were $5,915,170 and $2,030,463, respectively

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2020.

14

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)

September 30, 2020

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended September 30, 2020, the Fund received $4,000 and $0 in fixed fees and variable fees, respectively.

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At September 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,508,270
Gross unrealized depreciation	(548,727)
Net unrealized appreciation on investments	$1,959,543
Tax cost of investments	$20,110.394

15

Absolute Core Strategy ETF
Notes to the Financial Statements (Unaudited) (continued)

September 30, 2020

At March 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$27,698
Unrealized depreciation on investments	(2,191,128)
Other accumulated losses	(723,336)
Total accumulated deficit	$(2,886,766)

The difference between book basis and tax basis accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

NOTE 8. CORONAVIRUS (COVID-19) PANDEMIC

The COVID-19 pandemic has caused financial markets to experience periods of increased volatility due to uncertainty that exists around its long-term effects. COVID-19 has resulted in varying levels of travel restrictions, quarantines, disruptions to supply chains and customer activity, leading to general concern and economic uncertainty. The full impact and duration of the pandemic cannot necessarily be foreseen. Management continues to monitor developments and navigate accordingly, further evaluating the anticipated impact to financial markets.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

16

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period(a)	Annualized Expense Ratio
ABSOLUTE CORE STRATEGY ETF
Actual	$ 1,000.00	$ 1,160.70	$ 4.60	0.85%
Hypothetical(b)	$ 1,000.00	$ 1,020.81	$ 4.31	0.85%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b)	Hypothetical assumes 5% annual return before expenses.

17

Shareholder Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, held on September 14, 2020, Fund shareholders of record as of the close of business on July 16, 2020 voted to approve the following proposals:

Proposal 1: To approve a new Investment Advisory Agreement between the Trust, on behalf of the Fund, and Absolute Investment Advisers LLC

Shares Voted in Favor	Shares Voted Against or Abstain	Shares Needed to Approve
629,604 (96.26%*)	24,435 (3.73%*)	Majority (67% or more*)

Proposal 2: To approve a new investment Sub-advisory agreement between Absolute Investment Advisers LLC and St. James Investment Company, LLC

Shares Voted in Favor	Shares Voted Against or Abstain	Shares Needed to Approve
632,313 (96.68%*)	21,726 (3.32%*)	Majority (67% or more*)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present

18

Investment Advisory Agreement Approval (Unaudited)

The Absolute Core Strategy ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the approval of an interim management agreement and new management agreement with its investment adviser, Absolute Investment Advisers LLC (“Absolute”) and an interim management agreement and new sub-advisory agreement between Absolute and St. James Investment Company, LLC (“St. James”), in anticipation of a change in control of Absolute. The Board approved the interim agreements for a period not to exceed 150 days. The Board also approved the new agreements, subject to shareholder approval. The shareholders of the Fund approved the new management agreements at a meeting held on September 14, 2020.

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the interim agreements and the new management agreement and the new sub-advisory agreement.

The Trustees met via secure video network on May 14, 2020 and June 17, 2020 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to approval of a new management agreement between the Trust and Absolute and a new sub-advisory agreement between Absolute and St. James that would be necessary due to an anticipated change in control of Absolute. At the Trustees’ quarterly meeting held in May 2020, the Board interviewed certain executives of Absolute, including Absolute’s Chief Compliance Officer and discussed the anticipated change in control of the Adviser, noting that there would be no change in the personnel responsible for the operation of the Fund and no change in portfolio management. The Trustees further discussed matters related to approval of the new agreements at a special meeting held on June 19, 2020. The Trustees recalled that they had previously interviewed certain other executives of both Absolute and St. James at the Trustees’ quarterly meeting held in August 2019, including the Portfolio Manager of the Fund. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust, Absolute or St. James (the “Independent Trustees”), approved the new management agreement between the Trust and Absolute and the new sub-advisory agreement between Absolute and St. James for an initial period of two years. The Trustees’ approval of the Fund’s new agreements was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)    The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that each of Absolute and St. James provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience

19

Investment Advisory Agreement Approval (Unaudited) (continued)

of Absolute’s and St. James’ portfolio managers who will continue to be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at each of Absolute and St. James who continue to provide services to the Fund. The Trustees concluded that they are satisfied with the nature, extent, and high quality of investment management services provided by Absolute and St. James to the Fund.

(ii)    Fund Performance. The Trustees next reviewed and discussed the Fund’s limited performance for the period ended May 31, 2020. The Trustees observed that the Fund had less than six months of performance to consider and that the period since the Fund launched has coincided with the COVID-19 inspired market decline and volatility. It was the consensus of the Trustees that it was reasonable to conclude that Absolute and St. James have the ability to manage the Fund successfully from a performance standpoint.

(iii)    Fee Rate and Profitability. The Trustees noted that the Fund’s management fee is higher than the average for funds in the custom Morningstar category, and an ETF comparison group. The Trustees noted that the Fund’s net expenses are below the category and peer group averages. The Trustees also considered a profitability analysis prepared by Absolute for its management of the Fund, which indicated that, both before and after the deduction of marketing expenses, Absolute is not expecting to initially earn a profit as a result of managing the Fund. The Trustees also noted that Absolute’s expense limitation agreement is in effect through July 31, 2023.

The Trustees considered other potential benefits that Absolute or St. James may receive in connection with management of the Fund and whether any services provided are duplicative as between adviser and sub-adviser. After considering the above information, the Trustees concluded that the advisory management fee and the sub-advisory fee for the Fund each represent reasonable compensation in light of the nature and quality of services to the Fund, the fees paid by comparable ETFs, and the anticipated profitability for providing services to the Fund.

(iv)    Economies of Scale. In determining the reasonableness of the management fee and sub-advisory fee, the Trustees also considered the extent to which Absolute or St. James will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund, the brief period since launch, and the fact that Absolute is not yet at a level of profitability in managing the Fund, it is premature to reduce the management fee or introduce breakpoints in the management fee at this time.

20

Privacy Notice Rev.	August 2020

FACTS	WHAT DOES ABSOLUTE CORE STRATEGY ETF (THE “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 267-3383

21

Who we are
Who is providing this notice?	Absolute Core Strategy ETF Northern Lights Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account or provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■ Absolute Investment Advisers, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

22

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Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 267-3383 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

David R. Carson

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond,

Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Absolute Investment Advisers LLC

4 North Street, Suite 2

Hingham, MA 02043

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, Nebraska 68130

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

151 N Franklin Street, Suite 575

Chicago, IL 60606

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

DEAN FUNDS

Dean Small Cap Value Fund
Dean Mid Cap Value Fund

Semi-Annual Report

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Funds or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Funds or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (888) 899-8343. If you hold your account with a financial intermediary, you will need to contact that intermediary or follow instructions included with this document to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

DEAN SMALL CAP VALUE FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited)

The Dean Small Cap Value Fund (DASCX or the “Fund”) returned 21.41% (net of fees) for the six months ended September 30, 2020, compared with the Russell 2000 Value Index, up 21.94% and the broader Russell 2000 Index up 31.60%.

Relative to the Russell 2000 Value Index, the Utilities and Industrials sectors generated the best relative performance as the Fund was underweight the benchmark in the underperforming Utilities sector and overweight the benchmark in the outperforming Industrials sector. Health Care and Consumer Staples generated the lowest relative performance driven by being underweight the benchmark in the outperforming Health Care Sector and having below par stock selection in the Consumer Staples sector. The Fund did not have exposure to the outperforming Pharmaceuticals, Biotechnology & Life Sciences industry, and this drove the bulk of the underperformance in the Health Care sector. Many of these firms have no earnings and are what we would characterize as “low quality” firms, thus the Fund’s lack of exposure. In Consumer Staples, the Fund’s lack of ownership of an outperforming stock, Darling Ingredients, and its ownership of an underperforming stock, The Andersons, explains most of the underperformance.

The Fund was negatively impacted by style factors as well. Government and central bank support of the economy provided an environment where investors were willing to take on elevated fundamental risk. Thus, stocks with low quality attributes such as high financial and operating leverage and high volatility outperformed while stocks with higher than average profitability tended to underperform. In addition, the Fund had more exposure to the value factor than the benchmark, which negatively impacted performance as stocks with growth characteristics outperformed.

We remain focused on the fundamentals of the companies we own, and the price we are paying for those fundamentals. We are confident that a steadfast application of our proven and disciplined process should produce favorable results over time.

DEAN SMALL CAP VALUE FUND
Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2020)
	Six Months	1 Year	5 Year	10 year
Dean Small Cap Value Fund	21.41%	(17.39)%	2.13%	6.53%
Russell 2000 Value Index**	21.94%	(14.88)%	4.11%	7.09%
Russell 2000 Index**	31.60%	0.39%	8.00%	9.85%

Total annual operating expenses, as disclosed in the Dean Small Cap Value Fund (the “Fund”) prospectus dated July 29, 2020, were 1.16% of the Fund’s average daily net assets. Additional information pertaining to the expense ratios as of September 30, 2020 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 899-8343.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

**

The Russell 2000 and Russell 2000 Value Indices are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index or, the indices. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month end by calling (888) 899-8343.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

DEAN MID CAP VALUE FUND
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
(Unaudited)

The Dean Mid Cap Value Fund (DALCX or the “Fund”) returned 19.78% (net of fees) for the six months ended September 30, 2020, compared with the Russell Midcap Value Index, up 27.63% and the Russell Midcap Index up 33.90%.

Relative to the Russell Midcap Value Index, the Real Estate and Utilities sectors generated the best relative performance as the Fund was significantly underweight the lowest performing sectors for the period. Consumer Discretionary and Communication Services generated the lowest relative performance, driven by underperforming stock selection. Within Consumer Discretionary, the Fund did not have exposure to homebuilding, cruise lines and hotels, which rebounded significantly off March lows. In addition, our Retail industry exposure did not include companies that faired well from social distancing orders such as sporting goods, home furnishings and auto dealers. Likewise, a similar issue existed in Communication Services where the Fund did not own stocks that benefitted greatly in the Covid environment such as online media providers and gaming companies. Rather, the Fund owned advertising company Omnicom, which generated a negative return in the period.

The Fund was negatively impacted by style factors as well. Government and central bank support of the economy provided an environment where investors were willing to take on elevated fundamental risk. Thus, stocks with low quality attributes such as high financial and operating leverage and high volatility outperformed while stocks with higher than average profitability tended to underperform. In addition, the Fund had more exposure to the value factor than the benchmark, which negatively impacted performance as stocks with growth characteristics outperformed.

We remain focused on the fundamentals of the companies we own, and the price we are paying for those fundamentals. We are confident that a steadfast application of our proven and disciplined process should produce favorable results over time.

DEAN MID CAP VALUE FUND
Performance Summary (Unaudited)

Average Annual Total Returns* (for the periods ended September 30, 2020)
	Six Months	1 Year	5 Year	10 year
Dean Mid Cap Value Fund	19.78%	(12.49)%	6.03%	8.22%
Russell Midcap Value Index**	27.63%	(7.30)%	6.38%	9.71%
Russell Midcap Index**	33.90%	4.55%	10.13%	11.76%

Effective March 31, 2011, the Fund changed its investment strategies from Large Cap Value to Mid Cap Value and also changed its benchmarks from the Russell 1000 Value Index to the Russell Midcap Value and Russell Midcap Indices. Performance prior to March 31, 2011 reflects the Fund’s Large Cap Value investment strategies and, as a result, the Fund’s 10-year return may vary substantially from those of the Midcap indices.

Total annual operating expenses, as disclosed in the Dean Mid Cap Value Fund (the “Fund”) prospectus dated July 29, 2020, were 1.20% of the Fund’s average daily net assets (0.85% after fee waivers/expense reimbursements by Dean Investment Associates, LLC (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 0.85% of the Fund’s average daily net assets through July 31, 2021. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to July 31, 2021, except by the Board of Trustees. Additional information pertaining to the expense ratios as of September 30, 2020 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 899-8343.

DEAN MID CAP VALUE FUND
Performance Summary (Unaudited) – (continued)

*

Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

**

The Russell Midcap and Russell Midcap Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month end by calling (888) 899-8343.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

DEAN SMALL CAP VALUE FUND HOLDINGS (Unaudited)

(a)	As a percent of total net assets.

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

DEAN MID CAP VALUE FUND HOLDINGS (Unaudited)

(a)	As a percent of total net assets.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

COMMON STOCKS — 99.68%	Shares	Fair Value
Consumer Discretionary — 16.61%
American Eagle Outfitters, Inc.	43,202	$639,822
Cooper Tire & Rubber Co.	87,812	2,783,641
Dana, Inc.(a)	174,564	2,150,628
Herman Miller, Inc.	24,338	734,034
Hooker Furniture Corp.	32,986	852,028
JELD-WEN Holding, Inc.(a)	73,567	1,662,614
Johnson Outdoors, Inc., Class A	19,699	1,613,151
KAR Auction Services, Inc.(a)	81,791	1,177,790
Malibu Boats, Inc., Class A(a)	8,495	421,012
Methode Electronics, Inc.	64,789	1,846,487
Penske Automotive Group, Inc.(a)	57,530	2,741,879
TRI Pointe Group, Inc.(a)	170,994	3,101,832
		19,724,918
Consumer Staples — 4.02%
Alico, Inc.	19,801	566,705
Fresh Del Monte Produce, Inc.	55,309	1,267,682
Hostess Brands, Inc.(a)	68,176	840,610
Sanderson Farms, Inc.	7,146	843,014
Weis Markets, Inc.	26,199	1,257,552
		4,775,563
Energy — 3.22%
Bonanza Creek Energy, Inc.(a)	105,752	1,988,137
Brigham Minerals, Inc.	146,739	1,308,912
CNX Resources Corp.(a)	55,963	528,291
		3,825,340
Financials — 34.03%
American Equity Investment Life Holding Co.	129,813	2,854,588
American National Group, Inc.	39,025	2,635,358
Associated Banc-Corp.	220,901	2,787,771
Bryn Mawr Bank Corp.	89,003	2,213,505
Cathay General Bancorp	111,620	2,419,922
Diamond Hill Investment Group, Inc.	17,816	2,250,517
Employers Holdings, Inc.	40,969	1,239,312
F.N.B. Corp.	346,872	2,351,792
First Financial Bancorp	106,453	1,277,968
Houlihan Lokey, Inc.	21,769	1,285,459
Nelnet, Inc., Class A	14,964	901,581
Northwest Bancshares, Inc.	83,388	767,170

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2020 (Unaudited)

COMMON STOCKS — 99.68% - continued	Shares	Fair Value
Financials — 34.03% - continued
PJT Partners, Inc., Class A	33,687	$2,041,769
Radian Group, Inc.	59,757	873,050
Safety Insurance Group, Inc.	17,268	1,193,046
Stewart Information Services Corp.	66,350	2,901,486
StoneX Group, Inc.(a)	53,153	2,719,308
UMB Financial Corp.	42,189	2,067,683
Washington Trust Bancorp, Inc.	70,162	2,151,167
Waterstone Financial, Inc.	82,186	1,273,061
Wintrust Financial Corp.	55,468	2,221,493
		40,427,006
Health Care — 2.30%
Magellan Health, Inc.(a)	17,580	1,332,212
National Healthcare Corp.	22,382	1,394,623
		2,726,835
Industrials — 19.15%
Altra Industrial Motion Corp.	32,002	1,183,114
ArcBest Corp.	47,745	1,482,960
Argan, Inc.	58,019	2,431,577
Cactus, Inc., Class A	93,074	1,786,090
DHT Holdings, Inc.	326,126	1,682,810
Diamond S Shipping, Inc.(a)	178,874	1,228,864
Heartland Express, Inc.	72,589	1,350,155
MYR Group, Inc.(a)	60,494	2,249,167
Powell Industries, Inc.	87,671	2,115,501
Regal Beloit Corp.	18,658	1,751,426
Timken Co. (The)	44,398	2,407,259
Valmont Industries, Inc.	11,070	1,374,673
WESCO International, Inc.(a)	38,884	1,711,674
		22,755,270
Materials — 7.99%
Apogee Enterprises, Inc.	75,440	1,612,153
Avient Corp.	58,037	1,535,659
Commercial Metals Co.	148,448	2,965,990
Gold Resource Corp.	296,960	1,012,634
Kaiser Aluminum Corp.	27,985	1,499,716
Valvoline, Inc.	45,294	862,398
		9,488,550

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2020 (Unaudited)

COMMON STOCKS — 99.68% - continued	Shares	Fair Value
Real Estate — 3.03%
Apple Hospitality REIT, Inc. (a)	121,406	$1,166,712
Equity Commonwealth	47,880	1,275,044
Getty Realty Corp.	44,386	1,154,480
		3,596,236
Technology — 7.25%
CSG Systems International, Inc.	23,448	960,196
Insight Enterprises, Inc.(a)	39,096	2,212,051
InterDigital, Inc.	10,063	574,195
j2 Global, Inc.(a)	13,220	915,088
Plexus Corp.(a)	33,552	2,369,778
Vishay Intertechnology, Inc.	101,245	1,576,385
		8,607,693
Utilities — 2.08%
Southwest Gas Corp.	15,045	949,340
Spire, Inc.	28,597	1,521,360
		2,470,700
Total Common Stocks (Cost $112,096,693)		118,398,111

MONEY MARKET FUNDS — 0.13%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.03%(b)	152,760	152,760
Total Money Market Funds (Cost $152,760)		152,760
Total Investments — 99.81% (Cost $112,249,453)		118,550,871
Other Assets in Excess of Liabilities — 0.19%		225,154
NET ASSETS — 100.00%		$118,776,025

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2020.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

COMMON STOCKS — 97.44%	Shares	Fair Value
Communications — 1.61%
Omnicom Group, Inc.	17,734	$877,833

Consumer Discretionary — 8.17%
Aptiv PLC	11,355	1,041,026
Genuine Parts Co.	10,405	990,244
Gildan Activewear, Inc.(a)	1,119	22,011
Masco Corp.	14,296	788,138
Polaris, Inc.	8,641	815,192
Ulta Beauty, Inc.(a)	3,619	810,584
		4,467,195
Consumer Staples — 4.99%
Conagra Brands, Inc.	28,457	1,016,200
Sysco Corp.	15,201	945,806
Tyson Foods, Inc., Class A	12,894	766,935
		2,728,941
Energy — 2.76%
Baker Hughes Co.	41,034	545,342
Pioneer Natural Resources Co.	11,220	964,808
		1,510,150
Financials — 16.58%
Ameriprise Financial, Inc.	7,148	1,101,579
Assurant, Inc.	7,555	916,497
Commerce Bancshares, Inc.	13,165	741,058
Globe Life, Inc.	13,663	1,091,673
Raymond James Financial, Inc.	11,536	839,359
Regions Financial Corp.	76,955	887,291
Synchrony Financial	29,542	773,114
UMB Financial Corp.	18,051	884,680
W.R. Berkley Corporation	14,070	860,381
Willis Towers Watson PLC	4,615	963,704
		9,059,336
Health Care — 9.65%
AmerisourceBergen Corp.	8,415	815,582
Encompass Health Corp.	14,025	911,345
Hill-Rom Holdings, Inc.	8,958	748,083
PerkinElmer, Inc.	8,053	1,010,732
Quest Diagnostics, Inc.	8,460	968,585

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2020 (Unaudited)

COMMON STOCKS — 97.44% - continued	Shares	Fair Value
Health Care — 9.65% - continued
Zimmer Biomet Holdings, Inc.	6,017	$819,154
		5,273,481
Industrials — 21.50%
Allison Transmission Holdings, Inc.	21,535	756,740
Dover Corp.	7,917	857,728
Ferguson PLC - ADR	90,330	911,430
frontdoor, Inc.(a)	18,866	734,076
Hubbell, Inc.	7,193	984,290
ITT, Inc.	16,332	964,404
Kansas City Southern	5,881	1,063,461
Littelfuse, Inc.	4,705	834,385
MSC Industrial Direct Co., Inc., Class A	11,989	758,664
Pentair PLC	23,118	1,058,110
Republic Services, Inc.	10,948	1,021,996
Rexnord Corp.	27,416	818,093
Stanley Black & Decker, Inc.	6,062	983,257
		11,746,634
Materials — 8.19%
Avery Dennison Corp.	7,148	913,800
Avient Corp.	31,081	822,403
Eagle Materials, Inc.(a)	10,948	945,031
FMC Corp.	9,320	987,082
Steel Dynamics, Inc.	28,230	808,225
		4,476,541
Real Estate — 6.81%
Essex Property Trust, Inc.	4,615	926,646
Healthcare Trust of America, Inc., Class A	37,731	981,006
Highwoods Properties, Inc.	26,783	899,105
STAG Industrial, Inc.	30,085	917,292
		3,724,049

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS – (continued)

September 30, 2020 (Unaudited)

COMMON STOCKS — 97.44% - continued	Shares	Fair Value
Technology — 10.11%
Arrow Electronics, Inc.(a)	14,070	$1,106,746
Broadridge Financial Solutions, Inc.	6,650	877,800
Garmin Ltd.	9,410	892,633
KLA Corp.	5,293	1,025,466
Science Applications International Corp.	10,541	826,625
Western Digital Corp.(a)	21,851	798,654
		5,527,924
Utilities — 7.07%
Ameren Corp.	12,215	965,962
Atmos Energy Corp.	8,143	778,389
CMS Energy Corp.	17,915	1,100,160
Pinnacle West Capital Corp.	13,663	1,018,577
		3,863,088
Total Common Stocks (Cost $48,866,160)		53,255,172

MONEY MARKET FUNDS — 2.08%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.03%(b)	1,137,273	1,137,273
Total Money Market Funds (Cost $1,137,273)		1,137,273
Total Investments — 99.52% (Cost $50,003,433)		54,392,445
Other Assets in Excess of Liabilities — 0.48%		261,931
NET ASSETS — 100.00%		$54,654,376

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2020.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2020 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Assets
Investments in securities at value (cost $112,249,453 and $50,003,433)	$118,550,871	$54,392,445
Cash	6,824	24
Receivable for fund shares sold	8,124	14,716
Receivable for investments sold	520,697	789,163
Dividends receivable	274,800	92,164
Prepaid expenses	14,274	13,000
Total Assets	119,375,590	55,301,512
Liabilities
Payable for investments purchased	294,613	581,710
Payable for fund shares redeemed	101,517	29,069
Payable to Adviser	105,205	18,758
Payable to Administrator	37,989	5,829
Payable to trustees	288	288
Other accrued expenses	59,953	11,482
Total Liabilities	599,565	647,136
Net Assets	$118,776,025	$54,654,376
Net Assets consist of:
Paid-in capital	192,542,384	55,093,072
Accumulated deficit	(73,766,359)	(438,696)
Net Assets	$118,776,025	$54,654,376
Shares outstanding (unlimited number of shares authorized, no par value)	10,572,227	3,200,273
Net asset value, offering and redemption price per share	$11.23	$17.08

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF OPERATIONS

For the six months ended September 30, 2020 (Unaudited)

	Dean Small Cap Value Fund	Dean Mid Cap Value Fund
Investment Income
Dividend income	$1,991,771	$431,187
Total investment income	1,991,771	431,187
Expenses
Adviser	691,533	148,807
Administration	68,895	16,523
Transfer agent	52,089	5,652
Custodian	42,891	4,497
Registration	16,728	12,182
Fund accounting	13,414	6,848
Report printing	12,194	3,014
Legal	9,883	9,883
Audit and tax preparation	8,824	8,824
Trustee	6,688	6,688
Compliance services	6,017	6,017
Insurance	2,596	1,628
Pricing	691	458
Miscellaneous	35,331	13,027
Total expenses	967,774	244,048
Fees waived by Adviser	(7,959)	(74,299)
Fees reduced by Administrator	—	(500)
Net operating expenses	959,815	169,249
Net investment income	1,031,956	261,938

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(34,742,219)	(670,980)
Net change in unrealized appreciation of investment securities	64,950,056	6,594,382
Net realized and change in unrealized gain on investments	30,207,837	5,923,402
Net increase in net assets resulting from operations	$31,239,793	$6,185,340

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,031,956	$3,476,382	$261,938	$506,129
Net realized loss on investment securities transactions	(34,742,219)	(37,519,889)	(670,980)	(1,796,029)
Net change in unrealized appreciation (depreciation) of investment securities	64,950,056	(59,597,988)	6,594,382	(8,398,175)
Net increase (decrease) in net assets resulting from operations	31,239,793	(93,641,495)	6,185,340	(9,688,075)
Distributions to Shareholders From:
Earnings	—	(12,218,938)	—	(3,703,150)
Total distributions	—	(12,218,938)	—	(3,703,150)
Capital Transactions
Proceeds from shares sold	30,384,737	130,664,688	17,684,058	5,797,965
Reinvestment of distributions	—	11,590,761	—	3,633,596
Amount paid for shares redeemed	(169,412,460)	(131,008,885)	(1,888,075)	(5,256,253)
Net increase (decrease) in net assets resulting from capital transactions	(139,027,723)	11,246,564	15,795,983	4,175,308
Total Increase (Decrease) in Net Assets	(107,787,930)	(94,613,869)	21,981,323	(9,215,917)
Net Assets
Beginning of period	226,563,955	321,177,824	32,673,053	41,888,970
End of period	$118,776,025	$226,563,955	$54,654,376	$32,673,053
Share Transactions
Shares sold	3,032,048	10,726,584	1,024,616	284,677
Shares issued in reinvestment of distributions	—	806,594	—	179,083
Shares redeemed	(16,952,052)	(9,669,893)	(114,966)	(285,572)
Net increase (decrease) in shares outstanding	(13,920,004)	1,863,285	909,650	178,188

See accompanying notes which are an integral part of these financial statements.

DEAN SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended September 30,		For the Years ended
	2020 (Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Selected Per Share Data:
Net asset value, beginning of period	$9.25		$14.19	$14.63	$17.04	$14.32	$15.71
Investment operations:
Net investment income	0.19		0.16	0.15	0.12	0.19	0.11
Net realized and unrealized gain (loss)	1.79		(4.51)	(0.18)	0.19 (a)	3.20	(0.60)
Total from investment operations	1.98		(4.35)	(0.03)	0.31	3.39	(0.49)
Less distributions to shareholders from:
Net investment income	—		(0.19)	(0.20)	(0.11)	(0.18)	(0.03)
Net realized gains	—		(0.40)	(0.21)	(2.61)	(0.49)	(0.87)
Total distributions	—		(0.59)	(0.41)	(2.72)	(0.67)	(0.90)
Net asset value, end of period	$11.23		$9.25	$14.19	$14.63	$17.04	$14.32

Total Return(b)	21.41	%(c)	(32.14)%	(0.08)%	1.59%	23.67%	(2.73)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$118,776		$226,564	$321,178	$350,182	$284,563	$198,450
Ratio of net expenses to average net assets	1.25	%(d)	1.15%	1.12%	1.18%	1.15%	1.25%
Ratio of gross expenses to average net assets before waiver or recoupment	1.26	%(d)	1.15%	1.12%	1.18%	1.15%	1.20%
Ratio of net investment income to average net assets	1.34	%(d)	1.14%	1.04%	0.97%	1.36%	0.96%
Portfolio turnover rate	110	%(c)	157%	120%	165%	154%	148%

(a)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS

(For a share outstanding during each period)

	For the Six Months Ended September 30,		For the Years ended
	2020 (Unaudited)		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
Selected Per Share Data:
Net asset value, beginning of period	$14.26		$19.83	$19.87	$18.92	$16.15	$15.83
Investment operations:
Net investment income	0.05		0.22	0.22	0.08	0.12	0.03
Net realized and unrealized gain (loss)	2.77		(4.08)	0.36	1.40	2.73	0.31
Total from investment operations	2.82		(3.86)	0.58	1.48	2.85	0.34
Less distributions to shareholders from:
Net investment income	—		(0.22)	(0.16)	(0.10)	(0.08)	(0.02)
Net realized gains	—		(1.49)	(0.46)	(0.43)	—	—
Total distributions	—		(1.71)	(0.62)	(0.53)	(0.08)	(0.02)
Net asset value, end of period	$17.08		$14.26	$19.83	$19.87	$18.92	$16.15

Total Return(a)	19.78	%(b)	(22.04)%	3.10%	7.79%	17.65%	2.17%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$54,654		$32,673	$41,889	$34,093	$26,132	$17,313
Ratio of net expenses to average net assets	0.85	%(c)	1.02%	1.10%	1.10%	1.10%	1.50%
Ratio of gross expenses to average net assets before waiver or recoupment	1.23	%(c)	1.30%	1.40%	1.53%	1.76%	1.91%
Ratio of net investment income to average net assets	1.32	%(c)	1.14%	1.20%	0.49%	0.75%	0.23%
Portfolio turnover rate	30	%(b)	76%	46%	52%	57%	39%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS

September 30, 2020 (Unaudited)

NOTE 1. ORGANIZATION

The Dean Small Cap Value Fund (the “Small Cap Fund”) and the Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of each Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended September 30, 2020, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS –
continued

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS –
continued

In accordance with the Trust’s valuation policies, the Adviser and/or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser and/or Sub-Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser and/or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser and/or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Small Cap Fund
Assets
Common Stocks(a)	$118,398,111	$—	$—	$118,398,111
Money Market Funds	152,760	—	—	152,760
Total	$118,550,871	$—	$—	$118,550,871

Mid Cap Fund
Assets
Common Stocks(a)	$53,255,172	$—	$—	$53,255,172
Money Market Funds	1,137,273	—	—	1,137,273
Total	$54,392,445	$—	$—	$54,392,445

(a)	Refer to Schedule of Investments for sector classifications.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS –
continued

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund’s investments are managed by the Adviser pursuant to the terms of an advisory agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the advisory agreement for each Fund, the Adviser is entitled to an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% and 0.75% of the average daily net assets of the Small Cap Fund and Mid Cap Fund, respectively. For the six months ended September 30, 2020, the Adviser earned fees, before the waiver described below, of $691,533 and $148,807 from the Small Cap Fund and the Mid Cap Fund, respectively. At September 30, 2020, the Adviser was owed $105,205 from the Small Cap Fund and $18,758 from the Mid Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business), do not exceed 1.25% of the Small Cap Fund’s average daily net assets and 0.85% of the Mid Cap Fund’s average daily net assets. The contractual agreement with respect to each Fund is in place through July 31, 2021. For the six months ended September 30, 2020, the Adviser waived fees of $7,959 for the Small Cap Fund and $74,299 for the Mid Cap Fund.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES –
continued

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of September 30, 2020, the Adviser may seek repayment of investment advisory fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Funds no later than the dates stated below:

Recoverable through	Small Cap Fund	Mid Cap Fund
March 31, 2021	$—	$51,862
March 31, 2022	—	85,295
March 31, 2023	—	118,935
September 30, 2023	7,959	74,299

Ultimus Fund Solutions, LLC (the “Administrator”) provides the Funds with administration, fund accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended September 30, 2020, fees for administration, transfer agent, fund accounting and compliance services, and the amounts due to the Administrator at September 30, 2020 were as follows:

	Small Cap Fund	Mid Cap Fund
Administration	$68,895	$16,523
Fund accounting	13,414	6,848
Transfer agent	52,089	5,652
Compliance services	6,017	6,017
Ultimus waived fees	—	(500)
Payable to Administrator	37,989	5,829

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each Trustee of the Trust receives annual compensation of $2,290 per fund from the Trust, except

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES –
continued

that the Independent Chairman of the Board, the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $2,740 per fund from the Trust. Trustees also receive $1,000 for attending each special in-person meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

One Trustee and certain officers of the Trust are employees of the Administrator or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as a wholly-owned subsidiary of the Administrator. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers, other than the Chief Compliance Officer, who is not an officer or employee of the Administrator or the Distributor, are not paid by the Trust for services to the Fund.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Small Cap Fund	Mid Cap Fund
Purchases	$170,447,036	$27,697,575
Sales	302,523,825	11,565,430

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2020.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Small Cap Fund	Mid Cap Fund
Gross unrealized appreciation	$12,521,027	$5,805,518
Gross unrealized depreciation	(30,601,010)	(1,462,638)
Net unrealized appreciation (depreciation)	$(18,079,983)	$4,342,880
Tax cost	$136,630,854	$50,049,565

The tax character of distributions paid for the fiscal year ended March 31, 2020, the Funds’ most recent fiscal year end, was as follows:

	Small Cap Fund	Mid Cap Fund
Distributions paid from:
Ordinary income(a)	$9,336,304	$473,794
Long-term capital gains	2,882,635	3,229,357
Total distributions paid	$12,218,939	$3,703,151

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$1,672,150	$244,923
Accumulated capital and other losses	(23,648,263)	(4,617,456)
Unrealized depreciation on investments	(83,030,039)	(2,251,503)
Total accumulated deficit	$(105,006,152)	$(6,624,036)

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

DEAN FUNDS
NOTES TO THE FINANCIAL STATEMENTS – (continued)

September 30, 2020 (Unaudited)

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2020, the Small Cap Fund had 34.03% of the value of its net assets invested in stocks within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

SUMMARY OF FUND EXPENSES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 through September 30, 2020.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

SUMMARY OF FUND EXPENSES (Unaudited) – (continued)

	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Expenses Paid During Period (a)	Annualized Expense Ratio
Dean Small Cap Value Fund
Actual	$ 1,000.00	$ 1,214.10	$ 6.94	1.25%
Hypothetical (b)	$ 1,000.00	$ 1,018.80	$ 6.33	1.25%

Dean Mid Cap Value Fund
Actual	$ 1,000.00	$ 1,197.80	$ 4.68	0.85%
Hypothetical (b)	$ 1,000.00	$ 1,020.81	$ 4.31	0.85%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

PRIVACY NOTICE	Rev. January 2020

FACTS	WHAT DO DEAN FUNDS (THE “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances and account transactions

● transaction or loss history and purchase history

● checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 899-8343

Who we are
Who is providing this notice?	Dean Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● buy securities from us or sell securities to us

● make deposits or withdrawals from your account or provide account information

● give us your account information

● make a wire transfer

● tell us who receives the money

● tell us where to send the money

● show your government-issued ID

● show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Dean Investment Associates, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Funds do not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Funds don’t jointly market.

This page intentionally left blank.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 899-8343 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Kenneth G.Y. Grant, Chairman

David R. Carson

Daniel J. Condon

Gary E. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

OFFICERS

David R. Carson, President

Zachary P. Richmond, Treasurer and Chief Financial Officer

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Dean Investment Associates LLC

3500 Pentagon Blvd., Suite 200

Beavercreek, Ohio. 45431

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

151 N Franklin Street, Suite 575

Chicago, IL 60606

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

 Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	11/30/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	11/30/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	11/30/2020